UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 18

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2017

Date of reporting period:	2/28/2017

Item 1. Schedule of Investments

Prudential Jennison 20/20 Focus Fund

Schedule of Investments

as of February 28, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Aerospace & Defense — 2.2%
United Technologies Corp.	229,601	$25,841,593

Banks — 8.1%
JPMorgan Chase & Co.	525,194	47,593,080
PNC Financial Services Group, Inc. (The)	351,448	44,714,729

		92,307,809

Biotechnology — 4.4%
Celgene Corp.*	263,503	32,545,256
Shire PLC, ADR	98,806	17,854,244

		50,399,500

Capital Markets — 2.7%
Goldman Sachs Group, Inc. (The)	124,074	30,777,796

Chemicals — 2.0%
Dow Chemical Co. (The)	364,358	22,684,929

Consumer Finance — 2.5%
SLM Corp.*	2,384,813	28,593,908

Electric Utilities — 2.5%
PG&E Corp.	437,567	29,207,597

Energy Equipment & Services — 2.8%
Halliburton Co.	595,993	31,861,786

Food & Staples Retailing — 1.6%
Wal-Mart Stores, Inc.	267,073	18,943,488

Food Products — 1.5%
Mondelez International, Inc. (Class A Stock)	385,744	16,941,877

Health Care Equipment & Supplies — 1.7%
Zimmer Biomet Holdings, Inc.	171,542	20,084,137

Health Care Providers & Services — 1.4%
Cigna Corp.	105,640	15,729,796

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	363,074	20,313,990

Insurance — 2.5%
MetLife, Inc.	542,866	28,467,893

Internet & Direct Marketing Retail — 3.2%
Amazon.com, Inc.*	43,110	36,429,674

Internet Software & Services — 15.0%
Alibaba Group Holding Ltd. (China), ADR*(a)	361,443	37,192,485
Alphabet, Inc. (Class A Stock)*	25,791	21,791,590
Alphabet, Inc. (Class C Stock)*	26,412	21,742,622
eBay, Inc.*	688,270	23,332,353
Facebook, Inc. (Class A Stock)*	251,089	34,032,603
Tencent Holdings Ltd. (China), ADR	1,278,421	33,954,862

		172,046,515

IT Services — 2.7%
MasterCard, Inc. (Class A Stock)	283,092	31,270,342

Machinery — 1.6%
Parker-Hannifin Corp.	115,427	17,872,717

Media — 5.5%
Charter Communications, Inc. (Class A Stock)*	103,075	33,299,410
Comcast Corp. (Class A Stock)	782,682	29,287,960

		62,587,370

Oil, Gas & Consumable Fuels — 5.4%
EOG Resources, Inc.	282,013	27,352,441
Noble Energy, Inc.	506,323	18,435,220
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	321,713	16,693,688

		62,481,349

Pharmaceuticals — 5.8%
Allergan PLC	193,454	47,361,409
Pfizer, Inc.	551,327	18,811,277

		66,172,686

Semiconductors & Semiconductor Equipment — 7.5%
Broadcom Ltd.	148,291	31,279,021
NVIDIA Corp.	267,777	27,174,010
Texas Instruments, Inc.	359,616	27,553,778

		86,006,809

Software — 10.2%
Adobe Systems, Inc.*	280,981	33,251,291
Microsoft Corp.	839,237	53,694,383
salesforce.com, Inc.*	372,716	30,320,447

		117,266,121

Specialty Retail — 2.0%
Industria de Diseno Textil SA (Spain)	705,924	22,621,978

Textiles, Apparel & Luxury Goods — 2.5%
adidas AG (Germany)	169,872	28,496,795

TOTAL LONG-TERM INVESTMENTS (cost $859,764,448)		1,135,408,455

SHORT-TERM INVESTMENTS — 4.9%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	17,873,317	17,873,317
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $38,225,729; includes $38,199,980 of cash collateral for securities on loan)(b)(c)	38,224,763	38,236,230

TOTAL SHORT-TERM INVESTMENTS (cost $56,099,046)		56,109,547

TOTAL INVESTMENTS — 104.0% (cost $915,863,494)(d)		1,191,518,002
Liabilities in excess of other assets — (4.0)%		(46,162,560)

NET ASSETS — 100.0%		$1,145,355,442

The following abbreviation is used in the quarterly schedule of portfolio holdings.

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,188,060; cash collateral of $38,199,980 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$919,307,908

Appreciation	291,675,634
Depreciation	(19,465,540)

Net Unrealized Appreciation	$272,210,094

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$25,841,593	$—	$—
Banks	92,307,809	—	—
Biotechnology	50,399,500	—	—
Capital Markets	30,777,796	—	—
Chemicals	22,684,929	—	—
Consumer Finance	28,593,908	—	—
Electric Utilities	29,207,597	—	—
Energy Equipment & Services	31,861,786	—	—
Food & Staples Retailing	18,943,488	—	—
Food Products	16,941,877	—	—
Health Care Equipment & Supplies	20,084,137	—	—
Health Care Providers & Services	15,729,796	—	—
Hotels, Restaurants & Leisure	20,313,990	—	—
Insurance	28,467,893	—	—
Internet & Direct Marketing Retail	36,429,674	—	—
Internet Software & Services	172,046,515	—	—
IT Services	31,270,342	—	—
Machinery	17,872,717	—	—
Media	62,587,370	—	—
Oil, Gas & Consumable Fuels	62,481,349	—	—
Pharmaceuticals	66,172,686	—	—
Semiconductors & Semiconductor Equipment	86,006,809	—	—
Software	117,266,121	—	—
Specialty Retail	—	22,621,978	—
Textiles, Apparel & Luxury Goods	—	28,496,795	—
Affiliated Mutual Funds	56,109,547	—	—

Total	$1,140,399,229	$51,118,773	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Jennison MLP Fund

Schedule of Investments

as of February 28, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 102.3%
COMMON STOCKS — 23.6%
Oil & Gas Storage & Transportation
Enbridge, Inc. (Canada)	234,977	$9,889,485
EnLink Midstream LLC	322,496	6,191,923
Kinder Morgan, Inc.	582,165	12,405,936
ONEOK, Inc.	177,861	9,613,387
SemGroup Corp. (Class A Stock)	430,985	15,149,123
Targa Resources Corp.	357,295	20,187,168
TransCanada Corp. (Canada)	241,896	11,120,441
Williams Cos., Inc. (The)	490,907	13,912,304

TOTAL COMMON STOCKS (cost $84,428,745)		98,469,767

PREFERRED STOCK — 3.3%
Oil & Gas Exploration & Production
Anadarko Petroleum Corp. CVT, 7.500% (cost $12,595,488)	313,587	13,688,073

MASTER LIMITED PARTNERSHIPS — 75.4%
Oil & Gas Equipment & Services — 1.5%
USA Compression Partners LP	360,302	6,402,567

Oil & Gas Refining & Marketing — 4.9%
EnLink Midstream Partners LP	451,778	8,457,284
NuStar Energy LP	227,786	11,899,541

		20,356,825

Oil & Gas Storage & Transportation — 69.0%
Antero Midstream Partners LP	433,515	14,869,565
Boardwalk Pipeline Partners LP	711,199	12,872,702
Buckeye Partners LP	204,642	14,103,927
Cheniere Energy Partners LP	575,044	18,838,441
Energy Transfer Equity LP	507,618	9,563,523
Energy Transfer Partners LP	719,964	27,221,839
Enterprise Products Partners LP	560,651	15,715,048
EQT GP Holdings LP	123,833	3,385,594
EQT Midstream Partners LP	190,021	14,977,455
MPLX LP	598,939	22,286,520
Noble Midstream Partners LP	263,262	12,794,533
ONEOK Partners LP	354,351	18,560,905
Plains All American Pipeline LP	668,374	21,441,438
Plains GP Holdings LP (Class A Stock)	150,868	4,959,031
Rice Midstream Partners LP	655,179	16,123,955
Sunoco Logistics Partners LP	273,207	6,920,333
Tallgrass Energy GP LP	167,140	4,748,447
Tallgrass Energy Partners LP	347,343	18,568,957
TC PipeLines LP	101,532	6,199,544
Williams Partners LP	590,565	23,799,770

		287,951,527

TOTAL MASTER LIMITED PARTNERSHIPS (cost $246,988,604)		314,710,919

TOTAL LONG-TERM INVESTMENTS (cost $344,012,837)		426,868,759

SHORT-TERM INVESTMENTS — 1.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(a)	4,549,782	4,549,782
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund(a)	181	181

TOTAL SHORT-TERM INVESTMENTS (cost $4,549,963)		4,549,963

TOTAL INVESTMENTS — 103.4% (cost $348,562,800)(b)		431,418,722
Liabilities in excess of other assets — (3.4)%		(14,355,504)

NET ASSETS — 100.0%		$417,063,218

The following abbreviations are used in the quarterly schedule of portfolio holdings:

CVT	Convertible Security

(a)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Institutional Money Market Fund.
(b)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$352,292,317

Appreciation	80,734,929
Depreciation	(1,608,524)

Net Unrealized Appreciation	$79,126,405

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Oil & Gas Storage & Transportation	$98,469,767	$—	$—
Preferred Stock
Oil & Gas Exploration & Production	—	13,688,073	—
Master Limited Partnerships
Oil & Gas Equipment & Services	6,402,567	—	—
Oil & Gas Refining & Marketing	20,356,825	—	—
Oil & Gas Storage & Transportation	287,951,527	—	—
Affiliated Mutual Funds	4,549,963	—	—

Total	$417,730,649	$13,688,073	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedules of Investments (unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, Master Limited Partnerships (“MLPs”), exchange-traded funds, and derivative instruments, such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Prudential Jennison MLP Fund invests primarily in MLPs. MLPs and MLP-related investments will comprise a minimum of 80% of investable assets of the Prudential Jennison MLP Fund. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity and have a limited role in the operation and management of the entity and receive cash distributions. For U.S. federal income tax purposes, the Prudential Jennison MLP Fund’s investment policy of investing primarily in MLPs results in its being taxed as a regular corporation, or a “C” corporation, rather than as a regulated investment company.

The Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Funds is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 18

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs Secretary of the Fund

Date     April 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker President and Principal Executive Officer

Date     April 17, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam Treasurer and Principal Financial and Accounting Officer

Date     April 17, 2017

*	Print the name and title of each signing officer under his or her signature.